STOCKHOLDERS' EQUITY (DEFICIT) - Preferred Stock (Details) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0